Investment Risks	Sep. 24, 2025
Warren Street Global Equity ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Warren Street Global Equity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Warren Street Global Equity ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

Warren Street Global Equity ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Warren Street Global Equity ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. An investment in other registered investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory fees and trading costs. Investments in ETFs are also subject to the “ETF Risks” described below.
In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.

Warren Street Global Equity ETF | Value Stock Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Stock Investment Risk. The Fund may invest in what the Sub-Adviser considers to be value stocks. A value stock may not increase in price if other investors fail to recognize the company’s value or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged the company’s value. For any particular stock, there can be no assurances that the market will reflect the fair value of the stock, and it may remain undervalued.

Warren Street Global Equity ETF | Quality Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]
Quality Stocks Risk. The Fund may invest in what the Sub-Adviser considers to be quality stocks. Stocks that are deemed by the Sub-Adviser to be quality stocks, does not guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Warren Street Global Equity ETF | Factor-Based Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Factor-Based Investing Risk. There can be no assurance that the factor-based investment selection process employed by the Sub-Adviser will enhance the Fund’s performance. Exposure to the different investment cycles identified by the Sub-Adviser may detract from the Fund’s performance in some market environments, which may continue for prolonged periods. There is also the risk that the Sub-Adviser may incorrectly predict the market trends that lead to the portfolio’s allocation resulting in the Fund losing money.

Warren Street Global Equity ETF | Momentum Style Risk Member
Prospectus [Line Items]
Risk [Text Block]
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and investments that previously exhibited high momentum may not experience continued highest relative momentum.

Warren Street Global Equity ETF | Dividend Payment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend Payment Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Warren Street Global Equity ETF | Fixed Income Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risks. The Fund will be subject to fixed income securities risk through its investments in other funds.
• Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
• Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.

Warren Street Global Equity ETF | Fixed Income Securities Risks, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
• Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Warren Street Global Equity ETF | Fixed Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
• Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.

Warren Street Global Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Warren Street Global Equity ETF | Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Allocation Risk. The Fund’s performance and risks depend in part on the Sub-Adviser’s skill in selecting and weighting the Fund’s investments. The Sub-Adviser’s evaluations and assumptions regarding the Fund’s exposure to common stocks and/or ETFs, domestic and/or international markets, may differ from actual market conditions.

Warren Street Global Equity ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on U.S. securities. Investments in or exposures to foreign securities, such as through an ETF, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, investments in or exposure to, such as through an Underlying ETF, foreign securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Underlying ETF’s and the Fund’s returns.

Warren Street Global Equity ETF | Developed Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Warren Street Global Equity ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in or exposures to emerging markets securities are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Warren Street Global Equity ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts. The Fund may invest in depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Warren Street Global Equity ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. The Fund may invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Warren Street Global Equity ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Warren Street Global Equity ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Warren Street Global Equity ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Warren Street Global Equity ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Warren Street Global Equity ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Warren Street Global Equity ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Warren Street Global Equity ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Warren Street Global Equity ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund.
Warren Street Global Equity ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Warren Street Global Equity ETF | In-Kind Contribution Risk Member
Prospectus [Line Items]
Risk [Text Block]
In-Kind Contribution Risk. At its launch, the Fund expects to acquire a material amount of assets through one or more in-kind contributions that are intended to qualify as tax-deferred transactions governed by Section 351 of the Code. If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Fund to incorrectly calculate and report to shareholders the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets.

Warren Street Global Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Warren Street Global Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Warren Street Global Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Warren Street Global Bond ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Warren Street Global Bond ETF | Fixed Income Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risks. The Fund will be subject to fixed income securities risk through its investments in other funds.
• Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
• Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.

Warren Street Global Bond ETF | Fixed Income Securities Risks, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
• Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Warren Street Global Bond ETF | Fixed Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
• Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.

Warren Street Global Bond ETF | Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on U.S. securities. Investments in or exposures to foreign securities, such as through an ETF, are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
In addition, investments in or exposure to, such as through an Underlying ETF, foreign securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Underlying ETF’s and the Fund’s returns.

Warren Street Global Bond ETF | Developed Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Warren Street Global Bond ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. An underlying fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Those conditions may impact the ability of the underlying fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the underlying fund to decline in value. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Similar to foreign issuers, emerging market issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to U.S. issuers. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Warren Street Global Bond ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. The Fund may invest (directly or indirectly) in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Warren Street Global Bond ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Warren Street Global Bond ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Warren Street Global Bond ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

Warren Street Global Bond ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Warren Street Global Bond ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Warren Street Global Bond ETF | Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Warren Street Global Bond ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
Warren Street Global Bond ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Warren Street Global Bond ETF | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. The Fund is also subject to asset allocation risk, which is the chance that the selection of investments, and the allocation of assets to such investments, will cause the Fund to underperform other funds with a similar investment objective.

Warren Street Global Bond ETF | Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Warren Street Global Bond ETF | Mortgage-Backed And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed and Asset Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If an underlying fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the underlying fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The underlying funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Warren Street Global Bond ETF | High-Yield Debt Securities (Junk Bonds) Risk Member
Prospectus [Line Items]
Risk [Text Block]
High-Yield Debt Securities (Junk Bonds) Risk. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. High-yield securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. An underlying fund’s investments in high-yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high-yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High-yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Warren Street Global Bond ETF | Municipal Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Warren Street Global Bond ETF | Foreign Fixed-Income Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Fixed-Income Investment Risk. Investments by underlying funds in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, and interest rate risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Warren Street Global Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Warren Street Global Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Warren Street Global Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.